Carbon Collective Climate Solutions U.S. Equity ETF
Schedule of Investments
October 31, 2025 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Aerospace & Defense - 2.6%
Amprius Technologies, Inc. (a)	4,725	$66,575
Archer Aviation, Inc. - Class A (a)	25,134	282,003
Eve Holding, Inc. (a)	12,782	55,730
Joby Aviation, Inc. (a)	35,049	607,750
Vertical Aerospace Ltd. (a)	3,820	17,228
		1,029,286

Auto Manufacturers - 9.7%
Hyliion Holdings Corp. (a)	6,122	14,509
Li Auto, Inc. - ADR (a)	41,396	863,107
Lotus Technology, Inc. - ADR (a)	25,517	40,827
Lucid Group, Inc. (a)	12,203	216,603
NIO, Inc. - ADR (a)	88,173	639,254
Polestar Automotive Holding UK PLC - ADR (a)	86,688	73,243
Rivian Automotive, Inc. - Class A (a)	44,720	606,850
Vinfast Auto Ltd. (a)	82,645	264,464
XPeng, Inc. - ADR (a)	36,079	847,496
ZEEKR Intelligent Technology Holding Ltd. - ADR (a)	9,020	257,341
		3,823,694

Auto Parts & Equipment - 1.2%
Ads-Tec Energy PLC (a)	2,044	23,343
Microvast Holdings, Inc. (a)	11,847	64,566
QuantumScape Corp. (a)	20,750	382,630
		470,539

Building Materials - 14.1%
AAON, Inc.	2,958	291,038
Apogee Enterprises, Inc.	796	29,141
Carrier Global Corp.	33,516	1,993,867
Johnson Controls International PLC	18,021	2,061,422
Lennox International, Inc.	1,286	649,430
LSI Industries, Inc.	1,076	24,630
Owens Corning	3,129	398,353
Tecnoglass, Inc.	1,719	102,504
		5,550,385

Chemicals - 0.2%
Daqo New Energy Corp. - ADR (a)	2,409	78,678

Commercial Services - 5.3%
Quanta Services, Inc.	4,520	2,030,067
Willdan Group, Inc. (a)	511	48,295
		2,078,362

Distribution & Wholesale - 0.8%
Hudson Technologies, Inc. (a)	1,586	14,393
LKQ Corp.	9,526	304,451
		318,844

Electric - 5.4%
Ameresco, Inc. - Class A (a)	1,830	72,322
Brookfield Renewable Corp.	6,382	276,086
Clearway Energy, Inc. - Class A	7,581	227,354
Enlight Renewable Energy Ltd. (a)	14,424	507,725
Oklo, Inc. (a)	5,386	715,099
Ormat Technologies, Inc.	2,117	225,185
ReNew Energy Global PLC - Class A (a)	12,830	96,738
		2,120,509

Electrical Components & Equipment - 1.0%
Acuity, Inc.	1,057	385,858
ChargePoint Holdings, Inc. (a)	753	8,132
Novonix Ltd. - ADR (a)	3,884	5,865
		399,855

Electronics - 4.4%
Badger Meter, Inc.	1,091	196,871
Hubbell, Inc.	1,866	877,020
Itron, Inc. (a)	1,617	162,234
KULR Technology Group, Inc. (a)	1,409	5,396
NEXTracker, Inc. - Class A (a)	4,932	499,217
		1,740,738

Energy - Alternate Sources - 5.6%
Array Technologies, Inc. (a)	5,377	46,565
Ballard Power Systems, Inc. (a)	10,973	39,173
Canadian Solar, Inc. (a)	2,249	46,689
Energy Vault Holdings, Inc. (a)	5,292	18,734
Enphase Energy, Inc. (a)	4,678	142,726
Eos Energy Enterprises, Inc. (a)	9,196	147,412
First Solar, Inc. (a)	3,726	994,618
Fluence Energy, Inc. (a)	6,662	139,902
FutureFuel Corp.	1,562	6,139
Gevo, Inc. (a)	8,512	19,918
JinkoSolar Holding Co. Ltd. - ADR	4,468	112,191
Montauk Renewables, Inc. (a)	5,092	10,337
OPAL Fuels, Inc. - Class A (a)	5,926	14,281
Plug Power, Inc. (a)	47,087	126,664
Shoals Technologies Group, Inc. - Class A (a)	5,851	61,494
SolarEdge Technologies, Inc. (a)	2,021	70,917
Sunrun, Inc. (a)	7,797	161,866
XPLR Infrastructure LP	3,423	33,751
		2,193,377

Engineering & Construction - 1.3%
MYR Group, Inc. (a)	537	116,905
TopBuild Corp. (a)	933	394,174
		511,079

Environmental Control - 15.4%
Enviri Corp. (a)	2,771	33,834
GFL Environmental, Inc.	18,168	793,760
PureCycle Technologies, Inc. (a)	6,489	75,143
Republic Services, Inc.	8,759	1,823,974
Waste Connections, Inc.	9,311	1,561,268
Waste Management, Inc.	8,965	1,790,938
		6,078,917

Food - 0.1%
Beyond Meat, Inc. (a)	2,359	3,904
Hain Celestial Group, Inc. (a)	3,292	3,819
Oatly Group AB - ADR (a)	1,071	16,911
SunOpta, Inc. (a)	4,325	22,576
		47,210

Home Builders - 0.6%
Installed Building Products, Inc.	965	239,542

Household Products & Wares - 0.1%
Quanex Building Products Corp.	1,658	23,560

Internet - 0.1%
Liquidity Services, Inc. (a)	1,226	29,350

Iron & Steel - 5.6%
Commercial Metals Co.	3,947	234,294
Nucor Corp.	7,992	1,199,200
Steel Dynamics, Inc.	5,018	786,822
		2,220,316

Leisure Time - 0.1%
Livewire Group, Inc. (a)	7,819	42,848
Niu Technologies - ADR (a)	3,047	12,798
		55,646

Machinery - Construction & Mining - 6.0%
GE Vernova, Inc.	3,101	1,814,519
NANO Nuclear Energy, Inc. (a)	1,676	79,677
NuScale Power Corp. (a)	10,641	477,462
		2,371,658

Machinery - Diversified - 0.9%
GrafTech International Ltd. (a)	749	10,111
Watts Water Technologies, Inc. - Class A	1,223	333,390
		343,501

Metal Fabricate & Hardware - 0.8%
Metallus, Inc. (a)	1,519	26,719
Valmont Industries, Inc.	702	290,228
		316,947

Mining - 14.1%
Cameco Corp.	15,222	1,555,841
Centrus Energy Corp. - Class A (a)	619	227,458
Critical Metals Corp. (a)	2,847	36,840
Denison Mines Corp. (a)	44,218	140,171
Encore Energy Corp. (a)	9,156	28,292
Energy Fuels, Inc. (a)	7,114	145,908
ERO Copper Corp. (a)	4,961	105,917
ioneer Ltd. - ADR (a)	2,459	11,705
IperionX Ltd. - ADR (a)	1,184	51,924
Lithium Americas Corp. (a)	9,029	49,659
Lithium Argentina AG (a)	5,414	22,793
MP Materials Corp. (a)	6,455	407,246
NexGen Energy Ltd. (a)	29,234	285,324
Sigma Lithium Corp. (a)	5,606	36,383
Southern Copper Corp.	14,913	2,069,924
TMC the metals Co., Inc. (a)	12,068	85,321
Uranium Energy Corp. (a)	16,254	245,923
Uranium Royalty Corp. (a)	6,613	32,139
Ur-Energy, Inc. (a)	17,591	30,257
		5,569,025

Retail - 0.2%
ATRenew, Inc. - ADR (a)	7,743	29,965
Clean Energy Fuels Corp. (a)	7,751	22,168
EVgo, Inc. (a)	11,423	46,949
		99,082

Software - 3.7%
8x8, Inc. (a)	4,692	8,633
DocuSign, Inc. (a)	7,243	529,753
Kaltura, Inc. (a)	6,057	9,389
Zoom Communications, Inc. (a)	10,417	908,675
		1,456,450

Telecommunications - 0.1%
AudioCodes Ltd.	1,062	9,484
Preformed Line Products Co.	169	35,846
		45,330
TOTAL COMMON STOCKS (Cost $29,374,835)		39,211,880

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.3%
Investment Companies - 0.3%
HA Sustainable Infrastructure Capital, Inc.	4,417	122,395
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $122,231)		122,395

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 4.03% (b)	133,788	133,788
TOTAL MONEY MARKET FUNDS (Cost $133,788)		133,788

TOTAL INVESTMENTS - 100.0% (Cost $29,630,854)		39,468,063
Other Assets in Excess of Liabilities - 0.0% (c)		5,213
TOTAL NET ASSETS - 100.0%		$39,473,276

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of October 31, 2025 (Unaudited)

Carbon Collective Climate Solutions U.S. Equity ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$39,211,880	$—	$—	$39,211,880
Real Estate Investment Trusts - Common	122,395	—	—	122,395
Money Market Funds	133,788	—	—	133,788
Total Investments	$39,468,063	$—	$—	$39,468,063

Refer to the Schedule of Investments for further disaggregation of investment categories.